Segmental Information (Details) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) segment charter		Jun. 30, 2014 USD ($) charter		Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment				3
Number of reportable segments where vessels are operated | segment				1
Time charter revenues		$ 16,922	$ 18,336	$ 45,757		$ 36,872
Vessel and other management fees	[1]	3,222	2,748	6,545		5,178
Vessel and voyage operating expenses		(36,225)	(15,026)	(74,469)		(34,907)
Administrative expenses		(9,214)	(4,507)	(16,166)		(9,371)
Depreciation and amortization		(18,118)	(12,132)	(35,815)		(24,467)
Other operating gains and losses		0	0	0		1,317
Gain on disposals to Golar Partners (including amortization of deferred gains)		126	(483)	103,790		35,036
Loss on disposal of fixed assets		0	0	(5,824)	[2]	0	[2]
Impairment of vessel 'Held for sale'		(1,032)	0	(1,032)		0
Dividend income		3,914	6,439	7,495		12,855
Other non-operating expense		0	(750)	0		(32)
Loss on sale of available-for-sale securities		0	0	(3,011)		0
Net financial income/(expenses)		35,080	(23,391)	(11,908)		(41,984)
Income taxes		742	566	1,803		1,180
Equity in net earnings of affiliates		4,406	3,970	7,225		7,084
Net (loss) income		(177)	(24,230)	24,390		(11,239)
Net income attributable to non-controlling interests		(2,386)	0	(5,035)		0
Net (loss) income attributable to Golar LNG Ltd		(2,563)	(24,230)	19,355		(11,239)
Total assets		4,171,231	3,406,735	$ 4,171,231		$ 3,406,735		$ 3,991,993
Number of charterers | charter				5		3
Nigeria LNG Ltd | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time charter revenues		$ 10,556	$ 0	$ 18,444		$ 0
Concentration risk, percentage		62.00%	0.00%	40.00%		0.00%
Major commodity trading company | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time charter revenues		$ 3,761	$ 1,473	$ 7,910		$ 0
Concentration risk, percentage		22.00%	8.00%	17.00%		0.00%
Major Japanese trading company | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time charter revenues		$ 0	$ 12,513	$ 6,623		$ 24,888
Concentration risk, percentage		0.00%	68.00%	14.00%		67.00%
Multinational oil and gas company | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time charter revenues				$ 4,388		$ 0
Concentration risk, percentage				10.00%		0.00%
KNPC | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time charter revenues				$ 0		$ 4,183
Concentration risk, percentage				0.00%		11.00%
EDF Trading | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time charter revenues		$ 0	$ 2,380
Concentration risk, percentage		0.00%	13.00%
Vessel operations
Segment Reporting Information [Line Items]
Time charter revenues		$ 16,922	$ 18,336	$ 45,757		$ 36,872
Vessel and other management fees		3,222	2,748	6,545		5,178
Vessel and voyage operating expenses		(36,225)	(15,026)	(74,469)		(34,907)
Administrative expenses		(9,214)	(4,542)	(16,166)		(9,332)
Depreciation and amortization		(18,118)	(12,055)	(35,815)		(24,236)
Other operating gains and losses				0		0
Gain on disposals to Golar Partners (including amortization of deferred gains)		126	(483)	103,790		35,036
Loss on disposal of fixed assets				(5,824)		0
Impairment of vessel 'Held for sale'		(1,032)	0	(1,032)		0
Dividend income		3,914	6,439	7,495		12,855
Other non-operating expense		0	(1,468)	0		(750)
Loss on sale of available-for-sale securities				(3,011)		0
Net financial income/(expenses)		35,080	(23,391)	(11,908)		(41,732)
Income taxes		742	566	1,803		1,180
Equity in net earnings of affiliates		4,406	3,970	7,225		7,084
Net (loss) income		(177)	(24,906)	24,390		(12,752)
Net income attributable to non-controlling interests		(2,386)	0	(5,035)		0
Net (loss) income attributable to Golar LNG Ltd		(2,563)	(24,906)	19,355		(12,752)
Total assets		3,743,226	3,405,382	3,743,226		3,405,382
LNG Trading
Segment Reporting Information [Line Items]
Time charter revenues		0	0	0		0
Vessel and other management fees		0	0	0		0
Vessel and voyage operating expenses		0	0	0		0
Administrative expenses		0	35	0		(39)
Depreciation and amortization		0	(77)	0		(231)
Other operating gains and losses				0		1,317
Gain on disposals to Golar Partners (including amortization of deferred gains)		0	0	0		0
Loss on disposal of fixed assets				0		0
Impairment of vessel 'Held for sale'		0	0	0		0
Dividend income		0	0	0		0
Other non-operating expense		0	718	0		718
Loss on sale of available-for-sale securities				0		0
Net financial income/(expenses)		0	0	0		(252)
Income taxes		0	0	0		0
Equity in net earnings of affiliates		0	0	0		0
Net (loss) income		0	676	0		1,513
Net income attributable to non-controlling interests		0	0	0		0
Net (loss) income attributable to Golar LNG Ltd		0	676	0		1,513
Total assets		0	$ 1,353	0		$ 1,353
FLNGV
Segment Reporting Information [Line Items]
Time charter revenues		0		0
Vessel and other management fees		0		0
Vessel and voyage operating expenses		0		0
Administrative expenses		0		0
Depreciation and amortization		0		0
Other operating gains and losses				0
Gain on disposals to Golar Partners (including amortization of deferred gains)		0		0
Loss on disposal of fixed assets				0
Impairment of vessel 'Held for sale'		0		0
Dividend income		0		0
Other non-operating expense		0		0
Loss on sale of available-for-sale securities				0
Net financial income/(expenses)		0		0
Income taxes		0		0
Equity in net earnings of affiliates		0		0
Net (loss) income		0		0
Net income attributable to non-controlling interests		0		0
Net (loss) income attributable to Golar LNG Ltd		0		0
Total assets		$ 428,005		$ 428,005

[1]	This includes amounts arising from transactions with related parties. (See note 17)
[2]	The sale of the Golar Viking to Equinox in February 2015 was funded by a bridging loan facility and seller's credit (See note 13).